Deferred Underwriting Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Deferred Underwriting Compensation [Abstract]
Deferred Underwriting Compensation
5. Deferred Underwriting Compensation
The Company is committed to pay a deferred underwriting discount totaling $14,000,000 or 3.50% of the gross offering proceeds of the Public Offering, to the underwriter upon the Company’s consummation of a Business Combination. The underwriter is not entitled to any interest accrued on the Deferred Discount, and no Deferred Discount is payable to the underwriter if there is no Business Combination.

5. Deferred Underwriting Compensation
The Company is committed to pay a deferred underwriting discount totaling $14,000,000 or 3.50% of the gross offering proceeds of the Public Offering, to the underwriter upon the Company’s consummation of a Business Combination. The underwriter is not entitled to any interest accrued on the Deferred Discount, and no Deferred Discount is payable to the underwriter if there is no Business Combination.